Related-party Information (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Trade receivables		$ 44,137	$ 285,100
Loans and Other Liabilities
Weighted-average interest rates (%)		8.00%
Ansonia Holdings Singapore B.V. [Member]
Disclosure of transactions between related parties [line items]
Cash and short-term deposit
Trade receivables
Loans and Other Liabilities
In US dollar or linked thereto		$ 75,081	$ 45,735
Weighted-average interest rates (%)		6.00%	6.00%
In CPI-linked Israeli currency
Weighted-average interest rates (%)
Repayment years
Current maturities		$ 75,081
Second year			45,735
Third year
Fourth year
Fifth year
Sixth year and thereafter
Total Repayment		75,081	45,735
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Cash and short-term deposit	[1]		2,462
Trade receivables	[1]	12,778	12,245
Loans and Other Liabilities
In US dollar or linked thereto	[1]	$ 242,598	$ 222,971
Weighted-average interest rates (%)	[1]	7.69%	7.24%
In CPI-linked Israeli currency	[1]
Weighted-average interest rates (%)	[1]
Repayment years
Current maturities	[1]	$ 242,598
Second year	[1]
Third year	[1]
Fourth year	[1]
Fifth year	[1]
Sixth year and thereafter	[1]		222,971
Total Repayment	[1]	242,598	222,971
Total Related Parties [Member]
Disclosure of transactions between related parties [line items]
Cash and short-term deposit			2,462
Trade receivables		12,778	12,245
Loans and Other Liabilities
In US dollar or linked thereto		$ 317,679	$ 268,706
Weighted-average interest rates (%)		7.29%	6.62%
In CPI-linked Israeli currency
Weighted-average interest rates (%)

[1]	IC, Israel Chemicals Ltd ("ICL"), Oil Refineries Ltd ("ORL").